Income Tax Expense - Summary of Factors Affecting Income Tax Expense (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation		$ 22,414	$ 18,353	$ 16,048
Tax on profit at Australian prima facie tax rate of 30 per cent		6,724	5,506	4,814
Derecognition of deferred tax assets and current year tax losses		1,986	1,036	666
Tax on remitted and unremitted foreign earnings		513	354	224
Tax effect of profit/(loss) from equity accounted investments, related impairments and expenses	[1]	(35)	78	737
Foreign exchange adjustments		(24)	21	(79)
Amounts under/(over) provided in prior years		(7)	(57)	(25)
Recognition of previously unrecognised tax assets		(88)	(127)	(110)
Impact of tax rates applicable outside of Australia		(1,538)	(1,132)	(556)
Other	[2]	460	451	344
Income tax expense		7,991	6,130	6,015
Royalty-related taxation (net of income tax benefit)		1,397	1,080	432
Total taxation expense		$ 9,388	$ 7,210	$ 6,447

[1]	This item removes the prima facie tax effect on profit/(loss) from equity accounted investments, related impairments and expenses that are net of tax, with the exception of the Samarco forward exchange derivatives described in note 4 'Significant events – Samarco dam failure', which are taxable.
[2]	Includes current tax expense related to Pillar Two income taxes of US$37 million (2025: US$1 million; 2024: US$ nil).